Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-term borrowings
Bank loans	$ 26,000	$ 26,000
Current portion of long-term borrowings
Bank loans	99	13
Long-term borrowings
Total long-term borrowings	1,182,454	947,183
November 2024 convertible senior notes [Member]
Long-term borrowings
Total long-term borrowings	63,439	194,572
June 2025 convertible senior notes [Member]
Long-term borrowings
Total long-term borrowings	364,912	364,045
November 2025 convertible senior notes [Member]
Long-term borrowings
Total long-term borrowings	389,023	388,098
February 2026 convertible senior notes [Member]
Long-term borrowings
Total long-term borrowings	364,109
Bank loans [Member]
Long-term borrowings
Total long-term borrowings	$ 971	$ 468